Pension Plans (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
UK Pension Benefits
Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
Estimated net loss	$ 11	$ 10	$ 22	$ 20	$ 47
Prior service gain					(6)
US Pension Benefits
Estimated net loss and prior service cost to be amortized from accumulated other comprehensive loss into net periodic benefit cost
Estimated net loss	2	2	4	4	9
Prior service gain					$ 0